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                                                                          [LOGO]
                                                                    THE HARTFORD

September 10, 2009

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-8629
Attention: Division of Investment Management

Re: See Exhibit A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

       1. The Supplement to the Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

       2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on September 4, 2009.

If you have any additional questions, please feel free to contact me at (860) 843-8697.

Sincerely,

/s/ Krystal Miarecki

Krystal Miarecki
Legal Specialist


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                                   EXHIBIT A

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL II:

333-148814           Hartford Leaders VUL Liberty (Series II)
333-148817           Hartford Leaders VUL Legacy (Series II)
333-155096           Hartford Leaders VUL Joint Legacy (Series II)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL II:

333-148816           Hartford Leaders VUL Liberty (Series II)
333-148815           Hartford Leaders VUL Legacy (Series II)
333-155092           Hartford Leaders VUL Joint Legacy (Series II)